Marketable Securities	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable Securities

4.  Marketable Securities

	At December 31, 2013				At December 31, 2012
	Cost	Unrealized gain/(loss)	Write-down	Fair value	Cost	Unrealized gain/(loss)	Write-down	Fair value

Equity Securities	$510	$(59)	$(275)	$176	$663	$2	$(39)	$626
	$510	$(59)	$(275)	$176	$663	$2	$(39)	$626

During the years ended December 31, 2013 and 2012, we determined that certain of our securities had an other-than-temporary decline in value and write-downs of $275 and $39, respectively, were included in our Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss).